Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement
(8)	Fair Value Measurement:

ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

Management has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 is for assets and liabilities that management has obtained quoted prices or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•	Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral. The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

	Total carrying value in the consolidated balance sheet at	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	12/31/2017	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Securities available for sale
U.S. Agency securities	$84,093	—	84,093	—
Taxable municipals	1,283	—	1,283	—
Tax-free municipals	26,966	—	26,966	—
Trust preferred securities	1,685	—	—	1,685
Mortgage backed securities	70,764	—	70,764	—

Total	$184,791	—	183,106	1,685

	Total carrying value in the consolidated balance sheet at	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	12/31/2016	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Securities available for sale
U.S. Treasury securities	$2,001	2,001	—	—
U.S. Agency securities	84,012	—	84,012	—
Taxable municipals	2,727	—	2,727	—
Tax-free municipals	33,911	—	33,911	—
Trust preferred securities	1,817	—	—	1,817
Mortgage backed securities	85,012	—	85,012	—

Total	$209,480	2,001	205,662	1,817

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2017	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet At 12/31/2017	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$3,369	—	—	3,369
Impaired loans, net of allowance of $289	$473	—	—	473

December 31, 2016	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet At 12/31/2016	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$2,397	—	—	2,397
Impaired loans, net of allowance of $1,148	$6,123	—	—	6,123

The following table presents quantitative information about level 3 fair value measurements for assets measured at fair value on a recurring and non-recurring basis at December 31, 2017 and December 31, 2016:

Level 3 Significant Unobservable Input Assumptions
	Fair Value	Valuation Technique	Unobservable Input	Quantitative Range of Unobservable Inputs
December 31, 2017
Assets measured on a non-recurring basis
Foreclosed assets	3,369	Discount to either actual sales price or appraised value of collateral	Appraisal and sales comparability adjustments	30% to 55%

Impaired loans	760	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 25%
Asset measured on a recurring basis
Trust preferred securities	1,685	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor plus 4% to 6%

December 31, 2016
Assets measured on a non-recurring basis
Foreclosed assets	2,397	Discount to either actual sales price or appraised value of collateral	Appraisal comparability adjustments	30% to 55%

Impaired loans	7,271	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Asset measured on a recurring basis
Trust preferred securities	1,817	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor plus 4% to 6%

Foreclosed assets and impaired loans are valued at fair value, less cost to sell. Fair value of a foreclosed asset is determined by an appraised value of the underlying collateral to which a discount is applied. Management establishes the discount or adjustments based on recent sales and any unique features the collateral may possess. Management also considers the anticipated selling cost associated with the collateral when establishing the discounted percentage. Management may adjust the discounts based on the most recent sales of comparable collateral.

The Company bases the value of its trust preferred security on a quarterly review of SEC filings by the issuer to ascertain overall financial strength. Based on our analysis, the Company then reviews Libor swap curve to analyze the overall yield of our investment as compared to long-term swap rates. On rare occasions, the Company may receive an offer from a broker to purchase similar type instruments and the Company will analyze these offerings as compared to our investment.

Change in Level 3 fair value measurements:

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2017 and 2016, (including the change in fair value) for assets and liabilities classified by the Company within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2017	2016
	Other Assets	Other Assets
Fair value, December 31,	$1,817	$1,865
Change in unrealized gains included in other comprehensive income for assets and liabilities still held at December 31,	(149)	(65)
Recovery of prior impairment charge	17	17

Fair value, December 31,	$1,685	$1,817

The estimated fair values of financial instruments were as follows at December 31, 2017:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$37,965	37,965	37,965	—	—
Interest-bearing deposits in banks	7,111	7,111	7,111	—	—
Securities available for sale	184,791	184,791	—	183,106	1,685
Federal Home Loan Bank stock	4,428	4,428	—	—	4,428
Loans held for sale	1,539	1,539	—	1,539	—
Loans receivable	637,102	615,265	—	—	615,265
Accrued interest receivable	3,589	3,589	—	—	3,589
Financial Liabilities:
Deposits	754,009	754,510	—	754,510	—
Advances from borrowers for taxes and insurance	808	808	—	808	—
Advances from Federal Home Loan Bank	23,000	22,849	—	22,849	—
Repurchase agreements	38,353	38,353	—	38,353	—
Subordinated debentures	10,310	10,099	—	—	10,099

The estimated fair values of financial instruments were as follows at December 31, 2016:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$21,779	21,779	21,779	—	—
Interest-bearing deposits in banks	3,970	3,970	3,970	—	—
Securities available for sale	209,480	209,480	2,001	205,662	1,817
Federal Home Loan Bank stock	4,428	4,428	—	—	4,428
Loans held for sale	1,094	1,094	—	1,094	—
Loans receivable	604,286	593,257	—	—	593,257
Accrued interest receivable	3,799	3,799	—	—	3,799
Financial Liabilities:
Deposits	732,882	732,942	—	732,942	—
Advances from borrowers for taxes and insurance	766	766	—	766	—
Advances from Federal Home Loan Bank	11,000	10,979	—	10,979	—
Repurchase agreements	47,655	47,655	—	47,655	—
Subordinated debentures	10,310	10,099	—	—	10,099

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2017	2016	2015
Beginning balance	$2,397	1,736	1,927
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets acquired	4,312	2,263	869
Proceeds from sale of foreclosed assets	(3,498)	(1,623)	(344)
Gains (losses) included in non-interest expense	158	21	(716)

Fair value	$3,369	$2,397	1,736

Changes in economic conditions of model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. There were no transfers between levels for the years ended December 31, 2017, 2016 and 2015.